SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Common stock subject to possible redemption
At December 31, 2021, the Common Stock subject to possible redemption reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$130,015,520
Less: common stock issuance costs	(3,392,993)
Plus: accretion of carrying value to redemption value	3,574,835

Common stock subject to possible redemption, December 31, 2019	130,197,362
Plus: accretion of carrying value to redemption value	347,597

Common stock subject to possible redemption, December 31, 2020	130,544,959
Less:
Initial classification of forward purchase agreements	(2,174,989)
Redemptions of common stock	(39,322,910)
Plus:
Accretion of carrying value to redemption value	1,783,482

Common stock subject to possible redemption, December 31, 2021	$90,830,542

Schedule of basic and diluted net loss per common share
The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Year Ended December 31,
	2021	2020
Allocation of net loss, common stock subject to possible redemption	$(4,506,066)	$(1,488,275)
Weighted average shares outstanding, common stock subject to possible redemption	12,695,279	13,001,552
Basic and diluted net loss per share, common stock subject to possible redemption	$(0.35)	$(0.11)
Allocation of net loss, common stock	$(1,196,286)	$(385,805)
Weighted average shares outstanding, common stock	3,370,388	3,370,388
Basic and diluted net loss per share, common stock	$(0.35)	$(0.11)